Equity Based Compensation - Summary of Due to the market condition included in this granted, Activity (Details) - Market-Vested Awards	12 Months Ended
Dec. 31, 2022 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	96.00%
Suboptimal exercise multiple	$ 2.8
Risk-free interest rate	4.20%
Expected dividend yield	0.00%